SHARE CAPITAL (Details) (Preference shares) In Millions, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended	6 Months Ended		6 Months Ended		6 Months Ended			6 Months Ended			6 Months Ended			6 Months Ended				6 Months Ended				6 Months Ended			6 Months Ended			6 Months Ended			6 Months Ended			6 Months Ended
	Jun. 30, 2013 USD ($) item	Jun. 30, 2013 CAD	Dec. 31, 2012 CAD	Jun. 30, 2013 Preference Shares, Series A CAD	Dec. 31, 2012 Preference Shares, Series A CAD	Jun. 30, 2013 Preference Shares, Series B CAD	Dec. 31, 2012 Preference Shares, Series B CAD	Jun. 30, 2013 Preference Shares, Series C	Jun. 30, 2013 Preference Shares, Series D CAD	Dec. 31, 2012 Preference Shares, Series D CAD	Jun. 30, 2013 Preference Shares, Series E	Jun. 30, 2013 Preference Shares, Series F CAD	Dec. 31, 2012 Preference Shares, Series F CAD	Jun. 30, 2013 Preference Shares, Series G	Jun. 30, 2013 Preference Shares, Series H CAD	Dec. 31, 2012 Preference Shares, Series H CAD	Jun. 30, 2013 Preference Shares, Series I	Jun. 30, 2013 Preference Shares, Series J USD ($)	Jun. 30, 2013 Preference Shares, Series J CAD	Dec. 31, 2012 Preference Shares, Series J CAD	Jun. 30, 2013 Preference Shares, Series K	Jun. 30, 2013 Preference Shares, Series L USD ($)	Jun. 30, 2013 Preference Shares, Series L CAD	Dec. 31, 2012 Preference Shares, Series L CAD	Jun. 30, 2013 Preference Shares, Series M	Jun. 30, 2013 Preference Shares, Series N CAD	Dec. 31, 2012 Preference Shares, Series N CAD	Jun. 30, 2013 Preference Shares, Series O	Jun. 30, 2013 Preference Shares, Series P CAD	Dec. 31, 2012 Preference Shares, Series P CAD	Jun. 30, 2013 Preference Shares, Series Q	Jun. 30, 2013 Preference Shares, Series R CAD	Dec. 31, 2012 Preference Shares, Series R CAD	Jun. 30, 2013 Preference Shares, Series S	Jun. 30, 2013 Preference Shares, Series 1 USD ($)	Jun. 30, 2013 Preference Shares, Series 1 CAD	Jun. 30, 2013 Preference Shares, Series 2	Jun. 30, 2013 Preference Shares, Series 3 CAD	Jun. 30, 2013 Preference Shares, Series 4
SHARES
Issuance Costs		(97)	(78)
Balance at end of year, Number of Shares				5	5	20	20		18	18		20	20		14	14		8		8		16		16		18	18		16	16		16	16		16			24
Balance at end of year, Amount		4,699	3,707	125	125	500	500		450	450		500	500		350	350			199	199			411	411		450	450		400	400		400	400			411		600
Characteristics of the preference shares
Initial Yield (as a percent)				5.50%		4.00%			4.00%			4.00%			4.00%			4.00%				4.00%				4.00%			4.00%			4.00%			4.00%			4.00%
Yearly dividend per share (in dollars per share)				1.375		1.000			1.000			1.000			1.000			$ 1.000				$ 1.000				1.000			1.000			1.000			$ 1.000			1.000
Per Share Base Redemption Value (in dollars per shares)				25		25			25			25			25			$ 25				$ 25				25			25			25			$ 25			25
Number of recurring anniversary after the redemption option date on which the entity may redeem preferred shares	5	5
Number of recurring anniversary after the conversion option date on which the entity may convert preferred shares	5	5
Quarterly floating rate cumulative dividends per share calculation, base multiplier (in dollars per share)	$ 25	25
Quarterly floating rate cumulative dividends per share calculation, period of calendar year	365 days	365 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of Canada treasury bill	90 days	90 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of US treasury bill	90 days	90 days
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)								2.40%			2.40%			2.50%			2.10%											2.70%			2.50%			2.50%					2.40%
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)																					3.10%				3.20%												3.10%
Cash dividend in initial quarter (in dollars per share)																																						0.2384
Cash dividend in regular quarters (in dollars per share)																																						0.25